SCUDDER
                                                                     INVESTMENTS


Scudder Flag Investors Value Builder Fund
Scudder Flag Investors Equity Partners Fund

Supplement to the prospectuses dated August 1, 2004

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Effective August 1, 2005, Scudder Flag Investors Value Builder Fund is no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact Scudder Investments.











               Please Retain This Supplement for Future Reference

August 1, 2005